Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings (loss) from continuing operations before income taxes and equity in loss of investee companies [Abstract]
United States	$ 2,283	$ 2,030	$ 1,695
Foreign	382	327	288
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of investee companies	2,665	2,357	1,983
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current federal income tax expense provision (benefit)	310	236	164
Current state and local income tax expense provision (benefit)	74	61	43
Current foreign income tax expense provision (benefit)	61	62	52
Total current income tax expense provision (benefit)	445	359	259
Deferred tax provision (benefit)	433	453	422
Provision (benefit) for income taxes	878	812	681
Provision (benefit) for income taxes for discontinued operations	6	62	83
Tax benefit relating to losses from equity investments	31	23	25
Effective tax rate on equity investments	38.80%	38.80%	38.80%
Income tax benefit realized from stock option exercises and RSU vests	$ 210	$ 163